Unaudited Interim Consolidated Statements of Loss - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Revenues:
Vessel revenue	$ 66,871	$ 52,518
Commissions	(2,342)	(1,973)
Vessel revenue, net	64,529	50,545
Expenses:
Voyage expenses	(27,188)	(26,084)
Vessel operating expenses	(15,276)	(14,049)
Management fees	(792)	(752)
General and administration expenses	(4,547)	(3,298)
Amortization of deferred dry-docking costs	(515)	(649)
Depreciation	(8,274)	(7,735)
Impairment loss	(6,878)	0
Operating income/ (loss)	1,059	(2,022)
Other income / (expenses), net:
Interest and finance costs	(12,192)	(9,088)
Interest and finance costs - related party	(6,677)	(3,352)
Gain on debt refinancing	0	11,392
Interest and other income	9	9
Foreign currency exchange losses, net	(82)	(36)
Total other expenses, net	(18,942)	(1,075)
Net loss before income taxes	(17,883)	(3,097)
Income taxes	11	(22)
Net loss	$ (17,872)	$ (3,119)
Net loss per common share
Basic (in dollars per share)	$ (0.48)	$ (0.09)
Weighted average common shares outstanding
Basic (in shares)	36,974,075	35,591,170